Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Individual income tax withholding	$ 2,118	$ 330
VAT payable	299	1,182
Corporate income taxes payable	1	626
Other taxes payable	17	33
Taxes payable	$ 2,435	$ 2,171